DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

(Each a Fund or Series of Diamond Hill Funds)

Supplement Dated August 1, 2016 to Prospectus Dated February 28, 2016

Effective August 1, 2016, Diamond Hill Capital Management, Inc., the Administrator for the Funds will reduce its administrative service fee from an annual rate of 0.20% to 0.19% of each Fund’s average daily net assets of Class I Shares and from 0.10% to 0.09% of each Fund’s average daily net assets of Class Y Shares. Accordingly, the Prospectus is updated as follows:

On pages 1, 4, 7, 10, 13, 16, 19, 23, 26, and 29 the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 1 – Small Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual fund operating expenses	1.31%	2.06%	1.01%	0.91%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$627	$894	$1,182	$2,000
Class C	Sold Held	309 209	646 646	1,108 1,108	2,390 2,390
Class I	Sold or Held	103	322	558	1,236
Class Y	Sold or Held	93	290	504	1,120

Page 4 – Small Mid-Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%

Total annual fund operating expenses	1.25%	2.00%	0.95%	0.85%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$621	$877	$1,152	$1,936
Class C	Sold Held	303 203	627 627	1,078 1,078	2,327 2,327
Class I	Sold or Held	97	303	525	1,166
Class Y	Sold or Held	87	271	471	1,049

Page 7 – Mid Cap Fund

	Class A	Class I	Class Y
Management fees	0.65%	0.65%	0.65%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%

Total annual fund operating expenses	1.14%	0.84%	0.74%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$610	$844	$1,096	$1,817
Class I	Sold or Held	86	268	466	1,037
Class Y	Sold or Held	76	237	411	918

Page 10 – Large Cap Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%

Total annual fund operating expenses	0.99%	1.74%	0.69%	0.59%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$596	$800	$1,020	$1,652
Class C	Sold Held	277 177	548 548	944 944	2,052 2,052
Class I	Sold or Held	70	221	384	859
Class Y	Sold or Held	60	189	329	738

Page 13 – Select Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%

Total annual fund operating expenses	1.19%	1.94%	0.89%	0.79%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$615	$859	$1,122	$1,871
Class C	Sold Held	297 197	609 609	1,047 1,047	2,264 2,264
Class I	Sold or Held	91	284	493	1,096
Class Y	Sold or Held	81	252	439	978

Page 16 - Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.50%	0.50%	0.50%	0.50%
Total other expenses	0.74%	0.74%	0.69%	0.59%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%

Total annual fund operating expenses	1.91%	2.66%	1.61%	1.51%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$684	$1,070	$1,480	$2,621
Class C	Sold Held	369 269	826 826	1,410 1,410	2,993 2,993
Class I	Sold or Held	164	508	876	1,911
Class Y	Sold or Held	154	477	824	1,802

Page 19 – Research Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.34%	0.34%	0.34%	0.34%
Total other expenses	0.58%	0.58%	0.53%	0.43%

Total annual fund operating expenses	1.83%	2.58%	1.53%	1.43%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$1,047	$1,441	$2,541
Class C	Sold Held	361 261	802 802	1,370 1,370	2,915 2,915
Class I	Sold or Held	156	483	834	1,824
Class Y	Sold or Held	146	452	782	1,713

Page 23 – Financial Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.24%	0.24%	0.19%
Dividend expenses and fees on short sales	0.36%	0.36%	0.36%
Total other expenses	0.60%	0.60%	0.55%

Total annual fund operating expenses	1.85%	2.60%	1.55%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$679	$1,053	$1,451	$2,561
Class C	Sold Held	363 263	808 808	1,380 1,380	2,934 2,934
Class I	Sold or Held	158	490	845	1,845

Page 26 – Corporate Credit Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%

Total annual fund operating expenses	0.94%	1.69%	0.64%	0.54%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$443	$639	$852	$1,464
Class C	Sold Held	272 172	533 533	918 918	1,998 1,998
Class I	Sold or Held	65	205	357	798
Class Y	Sold or Held	55	173	302	677

Page 29 – High Yield Fund

	Class A	Class I	Class Y
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%

Total annual fund operating expenses	0.99%	0.69%	0.59%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$447	$654
Class I	Sold or Held	70	221
Class Y	Sold or Held	60	189

On July 11, 2016, the Funds filed a Notification of Election with the Securities and Exchange Commission that they will pay in cash all redemptions by a shareholder of record as provided by Rule 18f-1 under the Investment Company Act of 1940, as amended. Accordingly, the Prospectus is revised as follows:

On page 48, the second paragraph under the “Additional Information” subsection of the “How to Redeem Shares” main section is deleted in its entirety and replaced with the following:

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a fund’s net assets, the funds reserve the right to pay part or all of your redemption proceeds above such threshold in readily marketable securities instead of cash. Readily marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

Effective, July 31, 2016, BHIL Distributors, LLC (“BHIL LLC”) was approved as the new underwriter at a meeting of the Board of Trustees of the Funds held on May 26, 2016, taking the place of the predecessor firm, BHIL Distributors, Inc. In connection with this change, the name and address listed on the back cover of the Prospectus for the Funds’ Distributor is replaced with the following:

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Effective August 19, 2016, Ultimus Fund Solutions, LLC will replace Citi Fund Services Ohio, Inc. as the Funds’ sub-accounting agent and SunGard Investor Services LLC as the Funds’ sub-transfer agent. Accordingly, the Prospectus is revised as follows:

On pages 3, 6, 9, 12, 15, 18, 21, 25, 28, 31, 44, 47, and 49, the mailing address of the Funds is deleted and replaced with the following:

P.O. Box 46707

Cincinnati, OH 45246

On pages 44, 45, 47, 48, 49, and 51, the hours of operation for the call center to contact the Funds are now:

8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early,

call center hours will be reduced accordingly.

On page 47, the last bullet point under the “By Mail” subsection of the “How to Redeem Shares” main section is deleted in its entirety and replaced with the following:

•	You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 15 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.

On page 51, the “Other Tax Jurisdictions” subsection under the “Distribution and Taxes” main section is deleted in its entirety and replaced with the following.

Other Tax Jurisdictions Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.

The Funds allow investment in shares of other investment companies, including other Funds. Accordingly, the Prospectus is revised as follows:

On page 32, a new sub-section entitled “Investments in Other Diamond Hill Funds” is added following the “Securities Lending” sub-section of the main section entitled “Additional Information About Investment Strategies and Related Risks” as follows:

Each fund may invest in shares of another investment company, including another Diamond Hill Fund. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the investment company risk described in the Investment Risks section below. To the extent a fund invests in an underlying Diamond Hill Fund, the Adviser has voluntarily agreed to waive the fund’s fees in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund. “Acquired Fund Fees and Expenses” and the amount of the voluntary waiver will vary with changes in the expenses of the underlying Diamond Hill Fund, as well as the allocation of the fund’s assets.

On page 35, “Investment Company Risk” is deleted in its entirety and replaced with the following:

Investment Company Risk If a fund invests in shares of another investment company, including another Diamond Hill Fund, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund. To the extent a fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, a fund’s investment in the underlying fund benefits the Adviser. In addition, the fund may hold a significant percentage of the shares of the underlying fund. As a result, the fund’s investment in an underlying fund may create a conflict of interest.

The Small-Mid Cap Fund is closed to new investors. Accordingly, the Prospectus is revised as follows:

On page 6, the following paragraph is added at the beginning of the “Buying and Selling Fund Shares” section:

The fund is closed to most new investors. Refer to “How to Purchase Shares-Important Information About the Small-Mid Cap Fund” for more information about the circumstances under which the fund will remain open to additional investments.

On page 43, the heading to the sub-section entitled “Important Information About the Small Cap and Long-Short Fund” under the “How to Purchase Shares” main section is revised to read “Important Information About the Small Cap Fund, Small-Mid Cap Fund, and Long-Short Fund” and the first sentence in the first paragraph under that section is deleted and replaced with the following:

The Small Cap Fund, Small-Mid Cap Fund, and Long-Short Fund are closed to most new investors.

This Supplement and the Statutory Prospectus dated February 28, 2016, provide the information a prospective investor ought to know before investing and should be retained for future reference.